Costs of sales	6 Months Ended
Jun. 30, 2022
Costs of sales
Costs of sales

Note 11 - Costs of sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Costs of stream sales	$41.3	$44.2	$81.3	$81.3
Mineral production taxes	0.4	0.5	0.9	1.1
Mining costs of sales	$41.7	$44.7	$82.2	$82.4
Energy costs of sales	3.8	2.6	6.9	5.5
	$45.5	$47.3	$89.1	$87.9